UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2003

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cabot Money Management, Inc.
Address:  P.O. Box 150
          216 Essex Street
          Salem, MA   01970

Form 13F File Number: 28-5694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Lutts
Title:   President
Phone:   1-978-745-9233

Signature, Place, and Date of Signing:
Robert T. Lutts                  Salem, MA                 2/11/2004
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 74

Form 13F Information Table Value Total: $105,440
                                       (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None



Name of Issuer           Title       CUSIP         Value       Shares        Invsmnt Discret   Other      Voting Authority
                        Of Class                  (x1000)                      Sole  Shared    Mgrs       Sole Shared None

Abiomed Inc               COM      003654100         123       17,830                                    17,830
Anheuser Busch Co         COM      035229103       1,641       31,155                                    31,155
Apollo Group Inc - CL     CL A     037604105       1,985       29,275                                    29,275
Bank of America           COM      060505104         734        9,126                                     9,126
Berkshire Hathaway In.    CL B     084670207       2,429          863                                       863
Blackrock Inc             CLA      09247X101       2,210       41,615                                    41,615
Blackrock Limited Term  COM SHS    09249W101         404       21,335                                    21,335
H&R Block                 COM      093671105       1,844       33,302                                    33,302
Burlington Coat Factor    COM      121579106       1,224       57,840                                    57,840
Burlington Resources      COM      122014103       1,246       22,495                                    22,495
Cuno Inc                  COM      126583103       1,230       27,310                                    27,310
CACI International Inc    COM      127190304       1,517       31,195                                    31,195
Citigroup Inc             COM      172967101         351        7,231                                     7,231
Clarcor Inc               COM      179895107       1,063       24,115                                    24,115
Comcast Corp Spl Cl A     CL A     20030N200       1,839       58,760                                    58,760
Courier                   COM      222660102         293        7,618                                     7,618
DNP Select Inc Fund       COM      23325P104         147       13,450                                    13,450
Dentsply Intl Inc         COM      249030107       1,539       34,065                                    34,065
Diagnostic Products Co    COM      252450101         241        5,260                                     5,260
Diamonds Tr UT Ser 1   UNIT SER 1  252787106       5,575       53,316                                    53,316
Diebold Inc               COM      253651103       1,529       28,379                                    28,379
Dionex Corp               COM      254546104         581       12,630                                    12,630
Doral Financial Corp      COM      25811P100         661       20,465                                    20,465
Eaton Vance Insured Mu    COM      27827X101         277       19,950                                    19,950
Eaton Vance Limited Te    COM      27828H105         374       20,250                                    20,250
Encana Corp               COM      292505104       2,789       70,725                                    70,725
Engineered Support Sys    COM      292866100       1,641       29,812                                    29,812
Evergreen Managed Inco  COM SHS    30024Y104         753       40,520                                    40,520
Expeditors Intl Wash I    COM      302130109       2,681       71,188                                    71,188
Exxon Mobil Corp          COM      30231G102       1,537       37,494                                    37,494
FLIR Systems Inc          COM      302445101       1,293       35,435                                    35,435
Fair Isaac & Co INC       COM      303250104       1,123       22,845                                    22,845
Federal Nat. Mort.        COM      313586109         261        3,480                                     3,480
Fleet Boston Financial    COM      339030108         339        7,776                                     7,776
Forward Air Corp          COM      349853101       1,730       62,925                                    62,925
Gannett Co.               COM      364730101       1,628       18,255                                    18,255
General Electric          COM      369604103         431       13,921                                    13,921
Imperial Oil LTD          COM      453038408       1,781       40,102                                    40,102
IBM                       COM      459200101         207        2,232                                     2,232
Iron Mountain Inc         COM      462846106         661       16,725                                    16,725
Ishares Trust S&P 500 S&P 500 INDE 464287200         244        2,190                                     2,190
Intl. Emerging Mkt.I-S    COM      464287234       2,458       14,995                                    14,995
Ishares Russell 1000 IRUSSELL 1000 464287622       3,918       65,749                                    65,749
IShares TR Russell 300RUSL 3000 GR 464287671       2,214       58,560                                    58,560
Ishares Russell 3000 IRUSSELL 3000 464287689       4,418       70,173                                    70,173
Knight Transportation,    COM      499064103         459       17,885                                    17,885
Kopin Corp                COM      500600101          74       11,000                                    11,000
Lincare Holdings          COM      532791100       1,543       51,300                                    51,300
MFS Charter Incm Tr    SH BEN INT  552727109         908      102,970                                   102,970
MFS Intermediate Inc T SH BEN INT  55273C107       1,950      285,910                                   285,910
MFS Govt Mkts Inc      SH BEN INT  552939100         805      118,775                                   118,775
Microsoft                 COM      594918104       1,244       45,435                                    45,435
Moodys Corp.              COM      615369105       2,522       41,650                                    41,650
Mylan Labs                COM      628530107       2,417       95,685                                    95,685
Nortel Networks           COM      656568102          96       22,636                                    22,636
Oxford Health Plans In    COM      691471106       1,655       38,035                                    38,035
PepsiCo Inc.              COM      713448108       2,865       61,453                                    61,453
Pfizer                    COM      717081103         734       20,770                                    20,770
Pimco Floating Rate In    COM      72201H108       1,121       56,605                                    56,605
Pitney Bowes Inc.         COM      724479100       2,093       51,529                                    51,529
Renal Care Group, Inc     COM      759930100       1,242       30,140                                    30,140
Respironics               COM      761230101       2,265       50,095                                    50,095
SBC Communications        COM      78387G103       1,896       72,719                                    72,719
S & P Dpstry Rpts      UNIT SER 1  78462F103       3,098       27,839                                    27,839
Stericycle Inc            COM      858912108         226        4,835                                     4,835
Symantec Corp             COM      871503108       1,519       44,030                                    44,030
Teva Pharmaceutical In    ADR      881624209       2,494       43,973                                    43,973
Thermo Electron           COM      883556102         229        9,103                                     9,103
United Parcel Cl B        CL B     911312106       1,699       22,795                                    22,795
Varian Medical Systems    COM      92220P105       1,295       18,735                                    18,735
Verizon Communications    COM      92343V104         286        8,155                                     8,155
Wells Fargo & Co          COM      949746101       1,754       29,783                                    29,783
Wrigley Wm Jr             COM      982526105       1,532       27,260                                    27,260
XTO Energy                COM      98385X106       2,254       79,660                                    79,660

Totals                                           105,440    2,804,691                                 2,804,691